Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 8,317,822	₩ 8,397,264
Borrowings	10,218,165	10,006,685
Other financial liabilities	1,075,838	421,441
Lease liabilities	1,179,909	1,172,038
Cash and cash equivalents	2,879,554	2,449,062	₩ 3,019,592	₩ 2,634,624
Trade and other receivables	8,574,457	7,589,118
Other financial assets	4,164,961	3,823,936
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,879,554	2,449,062
Trade and other receivables	8,458,259	7,459,994
Other financial assets	1,385,921	1,060,058
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	939,661	1,064,856
Derivative used for hedge [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	24,547	33,555
Other financial assets	159,211	190,830
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	136,106	141,280
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	8,317,822	8,397,264
Borrowings	10,218,165	10,006,685
Other financial liabilities	915,185	246,606
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	116,198	129,124
Other financial assets	1,680,168	1,508,192
Others [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	₩ 1,179,909	₩ 1,172,038